SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	23,079,583	9,455,764	11,129,407	9,080,260
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,630,973	630,973	630,973	380,973
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,281,128	825,000	2,115,195	2,378,287
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	134,000	62,000	113,000	21,000
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	19,033,482	7,937,791	8,270,239	6,300,000